Cash Distributions and Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (loss)/ income	$ (29,533)	$ 4,090	$ (24,055)	$ (1,563)
(Loss)/ Earnings attributable to:
Earnings per unit (basic and diluted):	$ (0.18)	$ 0.03	$ (0.15)	$ (0.01)
Common unitholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net (loss)/ income	$ (28,945)	$ 4,009	$ (23,574)	$ (1,532)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding (basic and diluted)	164,866,385	145,396,276	159,675,656	119,013,847
(Loss)/ Earnings attributable to:
Earnings per unit (basic and diluted):	$ (0.18)	$ 0.03	$ (0.15)	$ (0.01)
Earnings per unit - distributed (basic and diluted):	0.02	0	0.04	0
Loss per unit - undistributed (basic and diluted):	$ (0.2)	$ 0.03	$ (0.19)	$ (0.01)